May 1, 2008

U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC  20549

RE:  VANGUARD WORLD FUNDS (THE TRUST)
     FILE NO. 2-17620
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To The Filing Desk:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,



Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.